Note 14 - Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
Note 14. UNAUDITED QUARTERLY FINANCIAL DATA

Selected quarterly data for 2011 and 2010 are as follows:

	2011
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$10,807	$13,150	$9,759	$9,178
Gross margin	$1,917	$2,684	$1,759	$1,631
Net earnings (loss)	$(240)	$600	$(152)	$(180)
Basic net earnings (loss) per share	$(0.02)	$0.05	$(0.01)	$(0.02)
Diluted net earnings (loss) per share	$(0.02)	$0.05	$(0.01)	$(0.02)

	2010
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$11,576	$15,388	$11,031	$7,709
Gross margin	$2,142	$2,820	$1,961	$1,473
Net earnings (loss)	$105	$441	$(176)	$(180)
Basic net earnings (loss) per share	$0.01	$0.04	$(0.02)	$(0.02)
Diluted net earnings (loss) per share	$0.01	$0.04	$(0.02)	$(0.02)